Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Scales & Others
Net sales	$ 15,814	$ 22,378	$ 25,911
Operating (loss) / income	2,865	3,094	414
Identifiable assets	12,782	14,896	16,172
Depreciation and amortization	947	981	968
Capital expenditure	262	880	1,472
Pet Electronics Products
Net sales	1,662
Operating (loss) / income	301
Identifiable assets	1,343
Depreciation and amortization	99
Capital expenditure	27
Total Operating Segments
Net sales	17,476	23,892	28,944
Operating (loss) / income	3,166	3,302	462
Identifiable assets	14,125	15,898	18,065
Depreciation and amortization	1,046	1,047	1,082
Capital expenditure	289	939	1,645
Corporate
Net sales
Operating (loss) / income
Identifiable assets	6,841	7,123	7,712
Depreciation and amortization	271	288	294
Capital expenditure
Group
Net sales	17,476	23,892	28,944
Operating (loss) / income	3,166	3,302	462
Identifiable assets	20,966	23,021	25,777
Depreciation and amortization	1,317	1,335	1,376
Capital expenditure	$ 289	939	1,645
Pet Electronic Products
Net sales		1,514	3,033
Operating (loss) / income		208	48
Identifiable assets		1,002	1,893
Depreciation and amortization		66	114
Capital expenditure		$ 59	$ 173